Supplemental Cash Flow Information - Additional Information (Detail) shares in Millions, $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($) vessel shares	Jun. 30, 2014 vessel	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel shares	Dec. 31, 2014 USD ($) vessel
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid, including realized interest rate swap settlements				$ 341.0	$ 318.1	$ 328.2
Cash interest paid relating to interest rate swap amendments and terminations				8.1	$ 10.9	1.3
Number of vessels | vessel			5
Number of common stock issued (in shares) | shares	7.2
Number of common shares issued, noncash consideration	$ 49.3
Teekay Tangguh Joint Venture [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Amount offset to total advances						14.4
Preferred Unitholders [Member] | Teekay Offshore [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Paid-in-kind distributions				$ 11.7
Class A [Member] | Principal Maritime Tankers [Member] | Teekay Tankers [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of common stock issued (in shares) | shares					7.2
Number of common shares issued, noncash consideration					$ 49.3
Newbuildings [Member] | Teekay LNG [Member] | BG Joint Venture [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | vessel				4
Newbuildings [Member] | Teekay LNG [Member] | BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | vessel		4		4
Estimated fair value of the service obligation						33.3
Suezmax Tankers [Member] | Principal Maritime Tankers [Member] | Teekay Tankers [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | vessel	12
Number of vessels acquired | vessel	12				12
Aggregate purchase price	$ 661.3				$ 661.3
Aggregate purchase price, cash	$ 612.0					$ 612.0
Suezmax Tankers [Member] | Class A [Member] | Principal Maritime Tankers [Member] | Teekay Tankers [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of common stock issued (in shares) | shares	13.6
VLCC [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of carrier newbuildings | vessel						3
Estimated aggregate fair value of vessels						$ 222.0